Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Loans by Class	Refer to Note 2—Business Combinations for discussion of the loans acquired in the SVBB Acquisition.
Loans by Class

dollars in millions	December 31, 2023	December 31, 2022
Commercial
Commercial construction	$3,465	$2,804
Owner occupied commercial mortgage	15,567	14,473
Non-owner occupied commercial mortgage	11,540	9,902
Commercial and industrial	27,072	24,105
Leases	2,054	2,171
Total commercial	59,698	53,455
Consumer
Residential mortgage	14,422	13,309
Revolving mortgage	2,007	1,951
Consumer auto	1,442	1,414
Consumer other	720	652
Total consumer	18,591	17,326
SVB
Global fund banking	25,553	—
Investor dependent - early stage	1,403	—
Investor dependent - growth stage	2,897	—
Innovation C&I and cash flow dependent	9,658	—
Private Bank	9,822	—
CRE	2,698	—
Other	2,982	—
Total SVB (1)	55,013	—
Total loans and leases	$133,302	$70,781

Schedule of Amortized Cost of Loans
The following table presents selected components of the amortized cost of loans, including the unamortized discount on acquired loans.

Components of Amortized Cost

dollars in millions	December 31, 2023	December 31, 2022
Deferred (fees) costs, including unamortized costs and unearned fees on non-PCD loans	$(72)	$34

Net unamortized discount on acquired loans
Non-PCD	$1,860	$73
PCD	176	45
Total net unamortized discount	$2,036	$118

Schedule of Loans and Leases Delinquency Status and Nonaccrual Status
The aging of the outstanding loans and leases by class at December 31, 2023 and 2022 is provided in the tables below. Loans and leases less than 30 days past due are considered current, as various grace periods allow borrowers to make payments within a stated period after the due date and remain in compliance with the respective agreement.

Loans and Leases - Delinquency Status

dollars in millions	December 31, 2023
	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total
Commercial
Commercial construction	$43	$8	$2	$53	$3,412	$3,465
Owner occupied commercial mortgage	22	10	47	79	15,488	15,567
Non-owner occupied commercial mortgage	89	160	281	530	11,010	11,540
Commercial and industrial	164	48	112	324	26,748	27,072
Leases	55	15	21	91	1,963	2,054
Total commercial	373	241	463	1,077	58,621	59,698
Consumer
Residential mortgage	118	23	56	197	14,225	14,422
Revolving mortgage	14	3	11	28	1,979	2,007
Consumer auto	9	3	2	14	1,428	1,442
Consumer other	5	3	4	12	708	720
Total consumer	146	32	73	251	18,340	18,591
SVB
Global fund banking	—	—	—	—	25,553	25,553
Investor dependent - early stage	10	12	9	31	1,372	1,403
Investor dependent - growth stage	5	2	7	14	2,883	2,897
Innovation C&I and cash flow dependent	27	3	40	70	9,588	9,658
Private Bank	30	11	17	58	9,764	9,822
CRE	10	28	2	40	2,658	2,698
Other	5	—	4	9	2,973	2,982
Total SVB	87	56	79	222	54,791	55,013
Total loans and leases	$606	$329	$615	$1,550	$131,752	$133,302

	December 31, 2022
	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total
Commercial
Commercial construction	$50	$—	$1	$51	$2,753	$2,804
Owner occupied commercial mortgage	29	5	25	59	14,414	14,473
Non-owner occupied commercial mortgage	76	144	11	231	9,671	9,902
Commercial and industrial	173	26	53	252	23,853	24,105
Leases	59	17	16	92	2,079	2,171
Total commercial	387	192	106	685	52,770	53,455
Consumer
Residential mortgage	73	16	52	141	13,168	13,309
Revolving mortgage	9	3	8	20	1,931	1,951
Consumer auto	7	1	1	9	1,405	1,414
Consumer other	4	2	3	9	643	652
Total consumer	93	22	64	179	17,147	17,326
Total loans and leases	$480	$214	$170	$864	$69,917	$70,781
The amortized cost by class of loans and leases on nonaccrual status, and loans and leases greater than 90 days past due and still accruing at December 31, 2023 and 2022 are presented below.

Loans on Non-Accrual Status (1) (2)

dollars in millions	December 31, 2023		December 31, 2022
	Non-Accrual Loans	Loans > 90 Days and Accruing	Non-Accrual Loans	Loans > 90 Days and Accruing
Commercial
Commercial construction	$2	$1	$48	$—
Owner occupied commercial mortgage	61	8	41	2
Non-owner occupied commercial mortgage	354	38	228	—
Commercial and industrial	193	56	184	41
Leases	31	7	28	7
Total commercial	641	110	529	50
Consumer
Residential mortgage	96	1	75	10
Revolving mortgage	20	—	18	—
Consumer auto	5	—	4	—
Consumer other	1	3	1	3
Total consumer	122	4	98	13
SVB
Global fund banking	—	—	—	—
Investor dependent - early stage	37	2	—	—
Investor dependent - growth stage	37	—	—	—
Innovation C&I and cash flow dependent	43	—	—	—
Private Bank	30	3	—	—
CRE	58	—	—	—
Other	1	4	—	—
Total SVB	206	9	—	—
Total loans and leases	$969	$123	$627	$63
(1)    Accrued interest that was reversed when the loan went to nonaccrual status was $10 million for the year ended December 31, 2023 and $4 million for the year ended December 31, 2022.
(2)    Nonaccrual loans for which there was no related ALLL totaled $138 million at December 31, 2023 and $63 million at December 31, 2022.
The following tables present the amortized cost and performance of modified loans to borrowers experiencing financial difficulties. The period of delinquency is based on the number of days the scheduled payment is contractually past due.

Modified Loans Payment Status (year ended December 31, 2023)

dollars in millions	Current	30–59 Days Past Due	60–89 Days Past Due	90 days or greater Past Due	Total
Commercial
Commercial construction	$4	$—	$—	$—	$4
Owner occupied commercial mortgage	17	1	—	1	19
Non-owner occupied commercial mortgage	280	—	—	—	280
Commercial and industrial	114	—	1	1	116
Total commercial	415	1	1	2	419
Consumer
Residential mortgage	11	—	1	1	13
Revolving mortgage	3	—	—	—	3
Total consumer	14	—	1	1	16
SVB
Investor dependent - early stage	22	—	—	4	26
Investor dependent - growth stage	36	—	—	—	36
Innovation C&I and cash flow dependent	39	—	—	40	79
Private Bank	4	—	—	—	4
CRE	14	—	—	—	14
Other	2	3	—	—	5
Total SVB	117	3	—	44	164
Total loans and leases	$546	$4	$2	$47	$599

Schedule of Loans Disaggregated by Year of Origination and by Risk Rating
The following tables summarize the commercial loans and Total SVB Loans disaggregated by year of origination and by risk rating. The consumer loan delinquency status by year of origination is also presented below. The tables reflect the amortized cost of the loans and include PCD loans.

Commercial Loans - Risk Classifications by Class

December 31, 2023
Risk Classification:	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2023	2022	2021	2020	2019	2018 & Prior	Revolving		Total
Commercial construction
Pass	$1,011	$1,318	$589	$219	$52	$55	$36	$—	$3,280
Special Mention	—	—	2	49	46	—	—	—	97
Substandard	—	47	5	31	—	5	—	—	88
Doubtful	—	—	—	—	—	—	—	—	—
Ungraded	—	—	—	—	—	—	—	—	—
Total commercial construction	1,011	1,365	596	299	98	60	36	—	3,465
Owner occupied commercial mortgage
Pass	2,439	2,840	3,087	2,708	1,579	2,099	177	—	14,929
Special Mention	31	17	24	27	43	70	1	—	213
Substandard	8	54	95	63	41	155	9	—	425
Doubtful	—	—	—	—	—	—	—	—	—
Ungraded	—	—	—	—	—	—	—	—	—
Total owner occupied commercial mortgage	2,478	2,911	3,206	2,798	1,663	2,324	187	—	15,567
Non-owner occupied commercial mortgage
Pass	2,631	2,526	1,641	1,391	883	1,181	43	—	10,296
Special Mention	8	41	33	88	168	73	9	—	420
Substandard	1	36	17	114	311	276	—	—	755
Doubtful	—	—	—	—	41	28	—	—	69
Ungraded	—	—	—	—	—	—	—	—	—
Total non-owner occupied commercial mortgage	2,640	2,603	1,691	1,593	1,403	1,558	52	—	11,540
Commercial and industrial
Pass	8,069	4,573	2,945	1,395	879	937	6,033	19	24,850
Special Mention	105	134	144	89	69	21	194	—	756
Substandard	92	219	133	209	126	248	243	2	1,272
Doubtful	2	19	5	—	12	20	13	—	71
Ungraded	—	—	—	—	—	—	123	—	123
Total commercial and industrial	8,268	4,945	3,227	1,693	1,086	1,226	6,606	21	27,072
Leases
Pass	732	499	290	209	91	35	—	—	1,856
Special Mention	18	22	20	7	4	1	—	—	72
Substandard	28	32	21	19	6	8	—	—	114
Doubtful	3	4	3	1	1	—	—	—	12
Ungraded	—	—	—	—	—	—	—	—	—
Total leases	781	557	334	236	102	44	—	—	2,054
Total commercial	$15,178	$12,381	$9,054	$6,619	$4,352	$5,212	$6,881	$21	$59,698
SVB - Risk Classifications by Class

December 31, 2023
Risk Classification:	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2023	2022	2021	2020	2019	2018 & Prior	Revolving		Total
Global fund banking
Pass	$453	$202	$40	$36	$14	$3	$24,702	$66	$25,516
Special Mention	—	—	—	—	—	—	—	—	—
Substandard	—	7	9	3	—	—	18	—	37
Doubtful	—	—	—	—	—	—	—	—	—
Ungraded	—	—	—	—	—	—	—	—	—
Total global fund banking	453	209	49	39	14	3	24,720	66	25,553
Investor dependent - early stage
Pass	421	453	85	4	1	—	99	2	1,065
Special Mention	8	14	1	—	—	—	—	—	23
Substandard	40	138	51	3	—	—	51	—	283
Doubtful	12	12	3	—	—	1	4	—	32
Ungraded	—	—	—	—	—	—	—	—	—
Total investor dependent - early stage	481	617	140	7	1	1	154	2	1,403
Investor dependent - growth stage
Pass	1,034	967	217	25	8	2	198	5	2,456
Special Mention	6	25	—	—	—	—	—	—	31
Substandard	66	192	83	7	1	—	27	—	376
Doubtful	—	12	20	—	—	—	2	—	34
Ungraded	—	—	—	—	—	—	—	—	—
Total investor dependent - growth stage	1,106	1,196	320	32	9	2	227	5	2,897
Innovation C&I and cash flow dependent
Pass	2,370	2,238	833	293	80	44	2,598	—	8,456
Special Mention	99	103	36	66	—	—	92	—	396
Substandard	51	185	254	76	25	—	175	—	766
Doubtful	—	—	—	—	—	10	30	—	40
Ungraded	—	—	—	—	—	—	—	—	—
Total innovation C&I and cash flow dependent	2,520	2,526	1,123	435	105	54	2,895	—	9,658
Private bank
Pass	1,247	2,273	2,148	1,361	750	1,114	830	10	9,733
Special Mention	5	2	1	—	1	7	7	—	23
Substandard	10	—	3	5	3	37	5	2	65
Doubtful	—	—	—	—	1	—	—	—	1
Ungraded	—	—	—	—	—	—	—	—	—
Total private bank	1,262	2,275	2,152	1,366	755	1,158	842	12	9,822
CRE
Pass	506	458	257	168	195	801	51	5	2,441
Special Mention	—	6	7	10	3	23	—	—	49
Substandard	—	14	16	10	57	57	—	—	154
Doubtful	—	—	2	13	26	11	2	—	54
Ungraded	—	—	—	—	—	—	—	—	—
Total CRE	506	478	282	201	281	892	53	5	2,698
Other
Pass	458	625	438	251	176	377	435	42	2,802
Special Mention	—	11	12	32	—	—	—	—	55
Substandard	—	52	8	8	4	31	21	1	125
Doubtful	—	—	—	—	—	—	—	—	—
Ungraded	—	—	—	—	—	—	—	—	—
Total Other	458	688	458	291	180	408	456	43	2,982
Total SVB	$6,786	$7,989	$4,524	$2,371	$1,345	$2,518	$29,347	$133	$55,013
Consumer Loans - Delinquency Status by Class

December 31, 2023
Days Past Due:	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2023	2022	2021	2020	2019	2018 & Prior	Revolving		Total
Residential mortgage
Current	$2,047	$3,522	$3,488	$1,895	$694	$2,571	$8	$—	$14,225
30-59 days	4	13	14	6	7	74	—	—	118
60-89 days	1	1	3	2	1	15	—	—	23
90 days or greater	1	4	1	4	1	45	—	—	56
Total residential mortgage	2,053	3,540	3,506	1,907	703	2,705	8	—	14,422
Revolving mortgage
Current	—	—	—	—	—	—	1,903	76	1,979
30-59 days	—	—	—	—	—	—	10	4	14
60-89 days	—	—	—	—	—	—	1	2	3
90 days or greater	—	—	—	—	—	—	6	5	11
Total revolving mortgage	—	—	—	—	—	—	1,920	87	2,007
Consumer auto
Current	525	427	261	131	56	28	—	—	1,428
30-59 days	1	3	2	1	1	1	—	—	9
60-89 days	1	1	1	—	—	—	—	—	3
90 days or greater	—	1	1	—	—	—	—	—	2
Total consumer auto	527	432	265	132	57	29	—	—	1,442
Consumer other
Current	158	103	52	8	4	16	367	—	708
30-59 days	1	1	—	—	—	—	3	—	5
60-89 days	—	—	—	—	—	1	2	—	3
90 days or greater	—	—	—	—	—	2	2	—	4
Total consumer other	159	104	52	8	4	19	374	—	720
Total consumer	$2,739	$4,076	$3,823	$2,047	$764	$2,753	$2,302	$87	$18,591

The following tables represent current credit quality indicators by origination year as of December 31, 2022:

Commercial Loans - Risk Classifications by Class

December 31, 2022
Risk Classification:	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2022	2021	2020	2019	2018	2017 & Prior	Revolving		Total
Commercial construction
Pass	$1,140	$759	$511	$157	$27	$75	$42	$—	$2,711
Special Mention	4	—	18	18	—	—	—	—	40
Substandard	2	—	—	43	—	5	—	—	50
Doubtful	—	—	—	3	—	—	—	—	3
Ungraded	—	—	—	—	—	—	—	—	—
Total commercial construction	1,146	759	529	221	27	80	42	—	2,804
Owner occupied commercial mortgage
Pass	2,773	3,328	2,966	1,825	1,048	1,867	177	—	13,984
Special Mention	33	14	32	33	18	49	2	—	181
Substandard	24	47	41	28	47	114	6	—	307
Doubtful	—	—	—	—	—	1	—	—	1
Ungraded	—	—	—	—	—	—	—	—	—
Total owner occupied commercial mortgage	2,830	3,389	3,039	1,886	1,113	2,031	185	—	14,473
Non-owner occupied commercial mortgage
Pass	2,501	1,658	1,794	1,397	680	933	48	—	9,011
Special Mention	—	1	69	38	35	10	1	—	154
Substandard	3	11	68	324	58	236	—	—	700
Doubtful	—	—	—	17	—	20	—	—	37
Ungraded	—	—	—	—	—	—	—	—	—
Total non-owner occupied commercial mortgage	2,504	1,670	1,931	1,776	773	1,199	49	—	9,902
Commercial and industrial
Pass	7,695	4,145	2,035	1,533	872	845	5,252	29	22,406
Special Mention	87	153	79	63	52	23	40	—	497
Substandard	106	117	194	132	166	145	200	1	1,061
Doubtful	1	4	3	11	6	16	7	—	48
Ungraded	—	—	—	—	—	—	93	—	93
Total commercial and industrial	7,889	4,419	2,311	1,739	1,096	1,029	5,592	30	24,105
Leases
Pass	718	466	389	216	80	108	—	—	1,977
Special Mention	21	22	17	9	4	—	—	—	73
Substandard	32	32	27	12	7	1	—	—	111
Doubtful	2	3	2	1	1	—	—	—	9
Ungraded	—	—	—	—	—	1	—	—	1
Total leases	773	523	435	238	92	110	—	—	2,171
Total commercial	$15,142	$10,760	$8,245	$5,860	$3,101	$4,449	$5,868	$30	$53,455

Consumer Loans - Delinquency Status by Class

December 31, 2022
Days Past Due:	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2022	2021	2020	2019	2018	2017 & Prior	Revolving		Total
Residential mortgage
Current	$3,485	$3,721	$2,097	$805	$413	$2,625	$22	$—	$13,168
30-59 days	3	7	6	5	3	49	—	—	73
60-89 days	1	1	2	—	1	11	—	—	16
90 days or greater	—	1	1	2	2	46	—	—	52
Total residential mortgage	3,489	3,730	2,106	812	419	2,731	22	—	13,309
Revolving mortgage
Current	—	—	—	—	—	—	1,839	92	1,931
30-59 days	—	—	—	—	—	—	5	4	9
60-89 days	—	—	—	—	—	—	2	1	3
90 days or greater	—	—	—	—	—	—	5	3	8
Total revolving mortgage	—	—	—	—	—	—	1,851	100	1,951
Consumer auto
Current	599	398	216	111	59	22	—	—	1,405
30-59 days	1	2	2	1	1	—	—	—	7
60-89 days	—	1	—	—	—	—	—	—	1
90 days or greater	—	1	—	—	—	—	—	—	1
Total consumer auto	600	402	218	112	60	22	—	—	1,414
Consumer other
Current	160	82	13	6	2	19	361	—	643
30-59 days	—	—	—	—	—	1	3	—	4
60-89 days	—	—	—	—	—	1	1	—	2
90 days or greater	—	—	—	—	—	1	2	—	3
Total consumer other	160	82	13	6	2	22	367	—	652
Total consumer	$4,249	$4,214	$2,337	$930	$481	$2,775	$2,240	$100	$17,326

Schedule of Troubled Debt Restructuring
Gross charge-off vintage disclosures by origination year and loan class are summarized in the following table for the year ended December 31, 2023:

Gross Charge-offs

Year Ended December 31, 2023
	Term Loans by Origination Year							Revolving Converted to Term Loans
dollars in millions	2023	2022	2021	2020	2019	2018 & Prior	Revolving		Total
Commercial
Owner occupied commercial mortgage	$—	$—	$—	$—	$—	$—	$1	$—	$1
Non-owner occupied commercial mortgage	—	—	—	—	64	21	—	—	85
Commercial and industrial	25	73	30	9	15	15	49	1	217
Leases	2	10	7	3	2	1	—	—	25
Total commercial	27	83	37	12	81	37	50	1	328
Consumer
Residential mortgage	—	—	—	—	—	2	—	—	2
Consumer auto	1	1	1	1	—	—	—	—	4
Consumer other	7	1	1	—	—	—	13	—	22
Total consumer	8	2	2	1	—	2	13	—	28
SVB
Investor dependent - early stage	2	30	29	3	—	—	11	—	75
Investor dependent - growth stage	22	37	25	12	—	—	1	—	97
Innovation C&I and cash flow dependent	6	—	—	—	—	—	18	—	24
CRE	—	—	—	—	2	—	—	—	2
Other	6	17	10	44	—	1	6	—	84
Total SVB	36	84	64	59	2	1	36	—	282
Total loans and leases	$71	$169	$103	$72	$83	$40	$99	$1	$638
The following tables present loan modifications made to debtors experiencing financial difficulty, disaggregated by class and type of loan modification. The tables also include the weighted average term extensions, as well as the modification total relative to the total period-end amortized cost basis of loans in the respective loan class.

Loan Modifications Made to Borrowers Experiencing Financial Difficulty (year ended December 31, 2023)

dollars in millions	Term Extension (1)		Other Than Insignificant Payment Delay		Interest Rate Reduction
	Amortized Cost	Weighted Average Term Extension (Months)	Amortized Cost	Weighted Average Payment Delay (Months)	Amortized Cost	Weighted Average Interest Rate Reduction
Commercial
Commercial construction	$4	9	$—	—	$—	—%
Owner occupied commercial mortgage	17	17	—	—	2	3.62
Non-owner occupied commercial mortgage	240	12	—	—	—	—
Commercial and industrial	102	20	9	7	—	—
Leases	—	16	—	—	—	—
Total commercial	363	14	9	7	2	3.62
Consumer
Residential mortgage	7	90	—	—	—	1.63
Revolving mortgage	2	60	—	—	—	1.74
Consumer auto	—	24	—	—	—	—
Consumer other	—	55	—	—	—	9.65
Total consumer	9	84	—	—	—	4.44
SVB
Investor dependent - early stage	3	4	17	5	—	—
Investor dependent - growth stage	8	9	28	5	—	—
Innovation C&I and cash flow dependent	72	4	—	—	—	—
Private Bank	4	11	—	—	—	—
CRE	14	9	—	—	—	—
Other	4	6	1	6	—	—
Total SVB	105	6	46	5	—	—
Total loans and leases	$477	14	$55	6	$2	3.83%
(1) Term extensions include modifications in which the balloon principal payment was deferred to a later date or the loan amortization period was extended.
Loan Modifications Made to Borrowers Experiencing Financial Difficulty (continued)

dollars in millions	Term Extension(1) and Interest Rate Reduction			Term Extension(1) and Other Than Insignificant Payment Delay			Other than Insignificant Payment Delay and Interest Rate Reduction
	Amortized Cost	Weighted Average Term Extension (Months)	Weighted Average Interest Rate Reduction	Amortized Cost	Weighted Average Term Extension (Months)	Weighted Average Payment Delay (Months)	Amortized Cost	Weighted Average Payment Delay (Months)	Weighted Average Interest Rate Reduction
Commercial
Commercial construction	$—	—	—%	$—	—	—	$—	—	—%
Owner occupied commercial mortgage	—	36	2.00	—	—	—	—	—	—
Non-owner occupied commercial mortgage	40	12	3.00	—	—	—	—	—	—
Commercial and industrial	5	26	2.04	—	28	16	—	—	—
Leases	—	—	—	—	—	—	—	—	—
Total commercial	45	13	2.90	—	28	16	—	—	—
Consumer					—			—
Residential mortgage	3	62	3.31	—	—	—	3	6	5.25
Revolving mortgage	1	57	2.92	—	—	—	—	—	—
Consumer auto	—	31	0.69	—	—	—	—	—	—
Consumer other	—	36	0.25	—	—	—	—	—	—
Total consumer	4	61	3.20	—	—	—	3	6	5.25
SVB
Investor dependent - early stage	—	—	—	—	6	6	—	—	—
Investor dependent - growth stage	—	—	—	—	—	—	—	—	—
Innovation C&I and cash flow dependent	—	—	—	7	7	5	—	—	—
Private Bank	—	—	—	—	—	—	—	—	—
CRE	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	17	17	—	—	—
Total SVB	—	—	—	7	7	6	—	—	—
Total loans and leases	$49	18	2.93%	$7	8	6	$3	6	5.25%

dollars in millions	Term Extension (1), Interest Rate Reduction, and Other than Insignificant Payment Delay				Total
	Amortized Cost	Weighted Average Term Extension (Months)	Weighted Average Interest Rate Reduction	Weighted Average Payment Delay (Months)	Amortized Cost	Total as a % of Loan and Lease Class
Commercial
Commercial construction	$—	—	—%	—	$4	0.11%
Owner occupied commercial mortgage	—	—	—	—	19	0.12
Non-owner occupied commercial mortgage	—	—	—	—	280	2.43
Commercial and industrial	—	—	—	—	116	0.43
Leases	—	—	—	—	—	—
Total commercial	—	—	—	—	419	0.70
Consumer		—
Residential mortgage	—	—	—	—	13	0.10
Revolving mortgage	—	—	—	—	3	0.13
Consumer auto	—	—	—	—	—	0.01
Consumer other	—	—	—	—	—	0.03
Total consumer	—	—	—	—	16	0.09
SVB
Investor dependent - early stage	6	12	1.00	6	26	1.88
Investor dependent - growth stage	—	—	—	—	36	1.24
Innovation C&I and cash flow dependent	—	—	—	—	79	0.81
Private Bank	—	—	—	—	4	0.04
CRE	—	—	—	—	14	0.53
Other	—	—	—	—	5	0.16
Total SVB	6	12	1.00	6	164	0.30
Total loans and leases	$6	12	1.00%	6	$599	0.45%
(1) Term extensions include modifications in which the balloon principal payment was deferred to a later date or the loan amortization period was extended
The following table presents amortized cost of TDRs:

TDRs

dollars in millions	December 31, 2022
	Accruing	Non-Accruing	Total
Commercial
Commercial construction	$2	$1	$3
Owner occupied commercial mortgage	46	9	55
Non-owner occupied commercial mortgage	24	30	54
Commercial and industrial	26	8	34
Leases	—	1	1
Total commercial	98	49	147
Consumer
Residential mortgage	33	17	50
Revolving mortgage	17	5	22
Consumer auto	2	—	2
Consumer other	—	—	—
Total consumer	52	22	74
Total TDRs	$150	$71	$221
The following table summarizes the loan restructurings during the year ended December 31, 2022 and 2021 that were designated as TDRs. BancShares defined payment default as movement of the TDR to nonaccrual status that was generally 90 days past due, in foreclosure or charge-off, whichever occurred first.

Restructurings

dollars in millions (except for number of loans)	Year Ended December 31,
	2022		2021
	Number of Loans	Amortized Cost at Period End	Number of Loans	Amortized Cost at Period End
Loans and leases
Interest only	17	$39	20	$18
Loan term extension	128	26	129	16
Below market rates	86	9	177	20
Discharge from bankruptcy	106	5	128	10
Total	337	$79	454	$64
TDRs that subsequently defaulted during the year ended December 31, 2022 and 2021, and were classified as TDRs during the applicable 12-month period preceding December 31, 2022 and 2021 were as follows:
TDR Defaults

dollars in millions	December 31, 2022	December 31, 2021
TDR Defaults	$6	$8

Schedule of Loans Pledged as Collateral
The following table provides information regarding loans pledged as collateral for borrowing capacity through the FHLB of Atlanta, the FRB and FDIC as of December 31, 2023 and 2022.

Loans Pledged

dollars in millions	December 31, 2023	December 31, 2022
FHLB of Atlanta
Lendable collateral value of pledged non-PCD loans	$15,072	$14,918
Less: Advances	—	4,250
Less: Letters of Credit	1,450	1,450
Available borrowing capacity	$13,622	$9,218
Pledged non-PCD loans (contractual balance)	$25,370	$23,491

FRB
Lendable collateral value of pledged non-PCD loans	$5,115	$4,203
Less: Advances	—	—
Available borrowing capacity	$5,115	$4,203
Pledged non-PCD loans (contractual balance)	$6,273	$5,697

FDIC
Lendable collateral value of pledged loans	$51,179	$—
Less: Advances	—	—
Less: Purchase Money Note	36,072	—
Available borrowing capacity	$15,107	$—
Pledged loans (contractual balance)	$51,179	$—